Share-based payments (Tables)	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangements [Abstract]
Fair Value Assumptions of Share Options Granted	The weighted-average assumptions used in estimating the fair value of share options with service conditions granted in 2021, 2020 and 2019 were as follows:

	For the year ended December 31,
	2021	2020	2019
Fair value per share	11.78	4.80	5.70
Exercise price	4.90	0.05	0.05
Volatility	65.53%	59.74%	61.47%
Duration	10 years	10 years	10 years

Share Option Activity
A summary of share option activity for the periods following the Spin-off is presented below.

	2021
	Average exercise price (USD) per share option	Number of options
Options as of January 1, 2021	0.05	1,252,900
Granted during the year	4.90	2,598,400
Exercised during the year	—	—
Replaced with restricted ordinary shares during the year	—	—
Forfeited during the year	0.05	(3,500)
Outstanding as of December 31, 2021	3.32	3,847,800
Vested as of December 31, 2021	3.31	489,715
Exercisable as of December 31, 2021	3.31	489,715

	2020
	Average exercise price (USD) per share option	Number of options
Options as of January 1, 2020	0.05	501,000
Granted during the year	0.05	1,193,400
Exercised during the year	—	—
Replaced with restricted ordinary shares during the year	0.05	(431,000)
Forfeited during the year	0.05	(10,500)
Outstanding as of December 31, 2020	0.05	1,252,900
Vested as of December 31, 2020	0.05	29,250
Exercisable as of December 31, 2020	0.05	29,250

	2019
	Average exercise price (USD) per share option	Number of options
Options as of July 1, 2019	—	—
Granted during the year	0.05	501,000
Exercised during the year	—	—
Forfeited during the year	—	—
Outstanding as of December 31, 2019	0.05	501,000
Vested as of December 31, 2019	0.05	53,375
Exercisable as of December 31, 2019	0.05	53,375
Share options outstanding at the end of the respective periods have the following expiry dates and exercise prices:

Grant date	Expiry date	Exercise price (CHF)	Share options at December 31, 2021
August 31, 2019	August 31, 2029	0.05	46,000
October 1, 2019	October 1, 2029	0.05	10,000
February 29, 2020	February 29, 2030	0.05	6,000
September 30, 2020	September 30, 2030	0.05	1,187,400
January 31, 2021	January 31, 2031	0.05	5,000
February 28, 2021	February 28, 2031	0.05	40,000
March 31, 2021	March 31, 2031	0.05	60,000
April 30, 2021	April 30, 2031	4.80	1,784,800
May 31, 2021	May 31, 2031	4.80	428,600
June 30, 2021	June 30, 2031	11.66	40,000
September 30, 2021	September 30, 2031	7.73	160,000
September 30, 2021	September 30, 2031	4.80	40,000
December 31, 2021	December 31, 2031	4.91	40,000
Total			3,847,800
Weighted average fair value of options granted during the year (in USD)			11.78
Weighted average remaining contractual life of options outstanding at end of period (in years)			9.17

Grant date	Expiry date	Exercise price (CHF)	Share options at December 31, 2020
August 31, 2019	August 31, 2029	0.05	49,500
October 1, 2019	October 1, 2029	0.05	10,000
February 29, 2020	February 29, 2030	0.05	6,000
September 30, 2020	September 30, 2030	0.05	1,187,400
Total			1,252,900
Weighted average fair value of options granted during the year (in USD)			4.29
Weighted average remaining contractual life of options outstanding at end of period (in years)			9.74

Grant date	Expiry date	Exercise price (CHF)	Share options at December 31, 2019
August 31, 2019	August 31, 2029	0.05	487,000
September 1, 2019	September 1, 2029	0.05	4,000
October 1, 2019	September 1, 2029	0.05	10,000
Total			501,000
Weighted average fair value of options granted during the year (in USD)			5.65
Weighted average remaining contractual life of options outstanding at end of period (in years)			9.67

Restricted Stock Unit Activity

	2021
	Restricted share units	Weighted- average grant date fair value
RSUs as of January 1, 2021	234,500	4.60
Granted during the year	486,000	15.00
Vested or expected to vest	(115,531)	8.54
Forfeited during the year	(56,000)	15.55
Non-vested RSUs as of December 31, 2021	548,969	11.86

	2020
	Restricted share units	Weighted- average grant date fair value
RSUs as of January 1, 2020	74,000	5.70
Granted during the year	210,000	4.50
Vested or expected to vest	—	—
Forfeited during the year	(49,500)	5.70
Non-vested RSUs as of December 31, 2020	234,500	4.60

	2019
	Restricted share units	Weighted- average grant date fair value
RSUs as of July 1, 2019	—	—
Granted during the year	74,000	5.70
Vested or expected to vest	—	—
Forfeited during the year	—	—
Non-vested RSUs as of December 31, 2019	74,000	5.70